Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016	[1]
Foreign Activities Disclosure [Line Items]
Cash and due from banks		¥ 32,648,387	¥ 25,682,741
Interest-earning deposits in other banks		43,209,662	38,327,029
Cash, due from banks and interest-earning deposits in other banks		75,858,049	64,009,770	[1]	¥ 49,673,901
Trading account assets		35,186,689	41,320,049
Investment securities		43,654,249	43,233,581
Loans-net of unearned income, unamortized premiums and deferred loan fees	[2]	117,035,895	118,214,972
Deposits		195,674,593	190,401,623
Funds borrowed:
Call money, funds purchased		2,452,543	1,974,977
Payables under repurchase agreements		18,134,594	17,693,415
Payables under securities lending transactions		8,170,218	5,549,004
Other short-term borrowings		6,881,262	7,970,446
Long-term debt		27,069,556	26,131,527
Trading account liabilities		12,222,331	18,790,133
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks		1,816,704	1,179,613
Interest-earning deposits in other banks		8,560,283	6,798,036
Cash, due from banks and interest-earning deposits in other banks		10,376,987	7,977,649
Trading account assets		23,904,678	27,436,540
Investment securities		7,692,969	6,863,563
Loans-net of unearned income, unamortized premiums and deferred loan fees		51,339,696	51,191,297
Deposits		45,818,648	45,264,323
Funds borrowed:
Call money, funds purchased		355,666	362,984
Payables under repurchase agreements	[3]	8,181,347	10,880,012
Payables under securities lending transactions		276,563	75,916
Other short-term borrowings		5,152,667	5,080,452
Long-term debt	[3]	2,223,246	2,243,251
Total		16,189,489	18,642,615
Trading account liabilities		¥ 4,251,049	¥ 8,298,435

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.
[2]	The above table includes loans held for sale of ¥185,940 million and ¥226,923 million at March 31, 2017 and 2018, respectively.
[3]	The table above reflects changes in presentation that were made to long-term repurchase agreements at March 31, 2017. See Note 1 for further information.